Cash and cash equivalents and borrowings exinfraestructure project (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
GrossInfrastructure and ex infrastructure project borrowings [Line Items]
Borrowings	€ (11,288)	€ (11,378)
Exinfrastructure project [Member]
GrossInfrastructure and ex infrastructure project borrowings [Line Items]
Borrowings	(2,886)	(3,463)
Increase decrease with impact on cash flow borrowings	(569)
Foreign exchange effect borrowings	4
Impact of consolidation scope changes and other borrowings	0
Capitalized accrued interest borrowings	(11)
Infrastructure project [Member]
GrossInfrastructure and ex infrastructure project borrowings [Line Items]
Borrowings	(8,400)	(7,915)
Increase decrease with impact on cash flow borrowings	70
Foreign exchange effect borrowings		472
Impact of consolidation scope changes and other borrowings	(22)
Capitalized accrued interest borrowings	(36)
Bank borrowings project bonds [Member] | Exinfrastructure project [Member]
GrossInfrastructure and ex infrastructure project borrowings [Line Items]
Borrowings	(2,888)	(3,449)
Increase decrease with impact on cash flow borrowings	(569)
Foreign exchange effect borrowings	19
Impact of consolidation scope changes and other borrowings	0
Capitalized accrued interest borrowings	(11)
Cross currency swaps [Member] | Exinfrastructure project [Member]
GrossInfrastructure and ex infrastructure project borrowings [Line Items]
Borrowings	(2)	€ (13)
Increase decrease with impact on cash flow borrowings	0
Foreign exchange effect borrowings	(16)
Impact of consolidation scope changes and other borrowings	0
Capitalized accrued interest borrowings